Refund Liabilities - Summary of Change in Refund Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Balance, beginning of year	$ 2,105	$ 2,260
Additions	9,825	10,576
Actual sales return and discount	(8,048)	(10,731)
Balance, end of year	$ 3,882	$ 2,105